Discontinued Operations (Details) - Schedule of Discontinued Operations - Discontinued operations [member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) - Schedule of Discontinued Operations [Line Items]
Revenue	SFr 157,834	SFr 305,616	SFr 63,882
Cost of Sales	(191,922)	(1,443,855)	(2,240,554)
Other income	131,702	700,122	214,217
Operating expenses	(1,870,939)	(7,680,444)	(7,934,264)
Financial income/(expense), net	(131,192)	239,383	(333,878)
Tax (expense) / credit	99,847	2,410	(139,565)
Gain on disposal of discontinued operation	5,205,535
Profit after tax from discontinued operations	SFr 3,400,865	SFr (7,876,768)	SFr (10,370,162)